Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Summary Of Basic And Diluted Earnings Loss Per Share

Details of the calculation of basic and diluted earnings/loss per share are as follows:

	Year ended December 31,
(In thousand Euros)	2025	2024	2023
Loss for the year	(103,195)	(151,792)	(112,071)
Dilutive effects on earnings per share	—	—	—
Total loss for basic and diluted earnings per share	(103,195)	(151,792)	(112,071)

Number of shares	December 31, 2025	December 31, 2024 (*)	December 31, 2023 (*)
Weighted average number of ordinary shares for basic and diluted earnings per share (thousand shares)	154,115	11,562	9,384

(In Euros)	December 31, 2025	December 31, 2024	December 31, 2023
Basic and diluted losses per share	(0.67)	(13.13)	(11.94)

(*) As a consequence of the reverse stock split described in Note 15, and in accordance with IAS 33, the Company has restated the comparative information.